Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000014875 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014875 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000014875 | A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014875 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000014875 | BB
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000014875 | B
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000014875 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014875 | C
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014875 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014875 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014875 | Togo
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014875 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014875 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014875 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014875 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014875 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014875 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014875 | Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014875 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000014875 | Agency
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000014875 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014875 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014875 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014875 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014879 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014879 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000014879 | A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014879 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000014879 | BB
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000014879 | B
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000014879 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014879 | C
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014879 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014879 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014879 | Togo
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014879 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014879 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014879 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014879 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014879 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014879 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014879 | Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014879 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000014879 | Agency
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000014879 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014879 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014879 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014879 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063958 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063958 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000063958 | A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063958 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000063958 | BB
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000063958 | B
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000063958 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000063958 | C
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063958 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000063958 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063958 | Togo
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063958 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063958 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063958 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063958 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063958 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063958 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063958 | Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063958 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000063958 | Agency
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000063958 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063958 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063958 | Corporates
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063958 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%